Commitments and Contingencies (Details Narrative)			1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Aug. 01, 2023 USD ($) ft²	Jan. 01, 2022 USD ($) ft²	Apr. 30, 2023 USD ($) $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 03, 2021 ft²
Loss Contingencies [Line Items]
Finance Lease, Liability											$ 0
Area of Land | ft²		5,778											5,778
Lessee, operating lease, term of contract		39 months
Operating Lease, Payments		$ 21,773									251,403	$ 246,538
Payments for rent												14,743
Lease right of use asset												735,197
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture					$ 104,000	$ 147,334	$ 334,178	$ 116,250	$ 251,334		$ 1,215,365	$ 1,309,524
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares											101,930	28,623
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares					26,000				26,000		65,000
Payment of Financing and Stock Issuance Costs										$ 25,308	$ 25,308
Total monthly lease payment		$ 21,773
Shares Issued, Value, Share-Based Payment Arrangement, Forfeited											$ 23,920
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares												28,623
Share-Based Payment Arrangement, Tranche Two [Member]
Loss Contingencies [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares					13,000				13,000		32,500
Chief Technology Officer [Member]
Loss Contingencies [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares											26,000
Chief Technology Officer [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Loss Contingencies [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares											13,000
Common Stock [Member]
Loss Contingencies [Line Items]
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture					$ 9		$ 7		$ 88,336		$ 26	$ 2
Share Price | $ / shares												$ 60
Payment of Financing and Stock Issuance Costs											$ 717,600
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares					88,336		76,302	2,604	9		268,986	18,373
Number of shares issued for services | shares						377					40,000	1,707
Common Stock [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Share Price | $ / shares											$ 7.65
Common Stock [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Share Price | $ / shares											$ 8.83
Common Stock [Member] | Non Independent Director [Member]
Loss Contingencies [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures | shares				4,167
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture				$ 40,000
Share Price | $ / shares				$ 9.60
Payments of Stock Issuance Costs											$ 52,000
Stock Repurchased During Period, Shares | shares				4,167
Stock Repurchased During Period, Value				$ 40,000
Common Stock [Member] | Non Independent Director [Member] | Employment Agreement [Member]
Loss Contingencies [Line Items]
Payments of Stock Issuance Costs											$ 26,000
Common Stock [Member] | Chief Technology Officer [Member]
Loss Contingencies [Line Items]
Share Price | $ / shares			$ 6.40
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares			130,000
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture			$ 832,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares											104,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value											$ 665,600
Payments of Stock Issuance Costs											52,000
Payment of Financing and Stock Issuance Costs											$ 717,600
Stock Repurchased During Period, Shares | shares			130,000								104,000
Stock Repurchased During Period, Value											$ 665,600
Shares Issued, Value, Share-Based Payment Arrangement, Forfeited			$ 832,000
Common Stock [Member] | Board of Directors [Member]
Loss Contingencies [Line Items]
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture											$ 455,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares											88,336
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture											$ 455,000
Payments of Stock Issuance Costs										$ 207,083	$ 238,334
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares											88,336
Number of shares issued for services | shares										207,083	238,334
Common Stock [Member] | Board of Directors [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Share Price | $ / shares											$ 4.95
Common Stock [Member] | Board of Directors [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Share Price | $ / shares											$ 5.53
Related Party [Member]
Loss Contingencies [Line Items]
Area of Land | ft²	1,200
Operating Lease, Payments	$ 6,955								$ 41,730
Lease right of use asset
Lease right of use asset	$ 316,557				$ 249,402				$ 249,402		$ 286,397
Share Price | $ / shares					$ 0.00001				$ 0.00001
Related Party [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Share Price | $ / shares												$ 71.28
Number of shares issued for services | shares											268,986	18,373
Related Party [Member] | Common Stock [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Share Price | $ / shares											$ 4.38
Related Party [Member] | Common Stock [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Share Price | $ / shares											$ 8.78
Avishai Vaknin [Member]
Loss Contingencies [Line Items]
Area of Land | ft²	1,200
Lessee, operating lease, term of contract	48 months
Operating Lease, Payments											$ 34,775
Lease right of use asset											316,557
Lease right of use asset	$ 316,557										$ 286,397
Total monthly lease payment	$ 6,955